OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2016	2015
Deferred charter revenue	6,302	12,374
Other	3,990	3,501
	10,292	15,875